Per Share Information (Table)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted per share information:

	Year Ended June 30, 2012	July 29, 2010 (Inception) to June 30, 2011	July 29, 2010 (Inception) to June 30, 2012
Numerator :
Net (loss):	$(1,205,128)	$(234,508)	$(1,439,636)

Denominator :
Weighted-average Ordinary Shares outstanding	8,533,333	6,688,190	7,648,819

Net (loss) per share:
Basic and diluted	$(0.14)	$(0.04)	$(0.19)